Discontinued operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2021
Discontinued operations
Remaining amount of future capex commitments		$ 14,700
Aeropuertos Andinos del Per S.A.
Discontinued operations
Sale of shares consideration received	$ 5
Future capex commitments	$ 17,200
Payments of future capex commitments			$ 2,500